General and administrative expenses	9 Months Ended
Sep. 30, 2022
General and administrative expenses
General and administrative expenses

11.            General and administrative expenses

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Amortization	$1,612,421	$1,102,638	$4,268,914	$3,005,004
Consulting fees	596,410	572,235	1,818,390	1,997,975
Insurance	752,483	510,089	2,258,610	1,464,799
Investor relations	828,685	370,926	1,563,714	789,568
Office expenses	970,156	603,821	2,970,362	1,397,269
Professional fees	2,184,676	1,608,623	5,181,742	4,170,581
Rent	436,352	456,014	1,069,591	1,153,370
Salaries and employee expenses	2,728,199	3,223,394	7,027,747	5,238,224
Share-based compensation expense	1,165,026	603,322	3,491,445	2,896,497
	$11,274,408	$9,051,062	$29,650,515	$22,113,287